UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F
                               Form 13F COVER PAGE

       Report for the Calendar Year or Quarter Ended: September 30 , 2001

       Check here if Amendment [X]; Amendment Number: 1

                        This Amendment (Check only one):

                          [ ] is a restatement.
                          [X] adds new holdings entries.

Institutional Investment Manager Filing this Report:

    Name:      Thomas W. Smith

    Address:   323 Railroad Avenue     Greenwich       CT                 06830
               (Street)                (City)          (State)            (Zip)

    Form 13F File Number: 28-1909

               The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

         Name:   Thomas W. Smith
         Title:  Investment Manager
         Phone:  203-661-1200

Signature, Place, and Date of Signing:

/s/ Thomas W. Smith
[Signature]

Greenwich, CT
[City, State]

February 22, 2002
[Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings are in this report and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE


                                 Report Summary:


         Number of Other Included Managers:            1

         Form 13F Information Table Entry Total:       5

         Form 13F Information Table Value Total:       $326,227  (thousands)


THIS FILING LISTS SECURITIES HOLDINGS REPORTED ON THE REPORTING PERSON'S FORM 13F FILED ON NOVEMBER 14, 2001 PURSUANT TO A REQUEST FOR CONFIDENTIAL TREATMENT AND FOR WHICH CONFIDENTIAL TREATMENT: (1) EXPIRED ON FEBRUARY 14, 2002, OR (2) IS BEING WAIVED BY THE REPORTING PERSON AS OF SUCH DATE.



List of Other Included Managers:

No.              Form 13F File No.:           Name:
---              -----------------            ----
01               28-3444                      Thomas N. Tryforos
------------     --------------------------   --------------------------

------------     --------------------------   --------------------------

------------     --------------------------   --------------------------

------------     --------------------------   --------------------------

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

                           FORM 13F INFORMATION TABLE

                                                         VALUE    SHARES/   SH/   PUT/   INVSTMT     OTHER     VOTING AUTHORITY
NAME OF ISSUER         TITLE OF CLASS     CUSIP        (x$1000)   PRN AMT   PRN   CALL   DSCRETN   MANAGERS     SOLE   SHARED  NONE
--------------         --------------     -----        --------   -------   ---   ----   -------   --------     ----   ------  ----
Mens Warehouse, Inc.       COM          587118100000     25664     577100   SH           OTHER       01       577100
SEI Investments            COM          784117103        30638     982355   SH           SOLE                 982355
SEI Investments            COM          784117103       222393    7130714   SH           OTHER       01      7130714
Paxar Corp                 COM          704227107         3469     277502   SH           SOLE                 277502
Paxar Corp                 COM          704227107        44063    3525064   SH           OTHER       01      3525064